Borrowings - Additional Information (Detail) - Short-term borrowings [member]	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.00%	1.21%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.00%	3.30%